Other Non-Current Assets - Summary of Other Non-Current Assets (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Categories Of Current Financial Assets [Abstract]
VAT recoverable	$ 3,542
Prepayments	431
Other non-current assets	$ 3,973